Unit Purchase Options (Details 1)			12 Months Ended
	Nov. 02, 2016	Sep. 09, 2016	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.68%	0.59%
Expected volatility	156.70%	152.32%
Option Pricing Model Two [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			1.71%
Expected life			2 months
Expected volatility			100.00%